Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases Abstract
Schedule of weighted average remaining lease terms and discount rate
	December 31, 2020	December 31, 2019
weighted average remaining lease term (years)	1.71	2.3
weighted average discount rate	13%	13%
	Year ended December 31, 2020	Year ended December 31, 2019
Components of lease expense:
Operating lease cost	$43	$29
Total lease expenses	$43	$29
	Year ended December 31, 2020	Year ended December 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$43	$38

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$29	$76

Schedule of maturities of lease liabilities
2021	$45
2022	$20
2023	$6
Total operating lease payments	$71
Less: imputed interest	$(4)
Present value of lease liability	$67